INCOME TAX - Net operating losses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating losses carry forwards
Deferred tax assets	¥ 391,219	¥ 381,274
Valuation allowance on deferred tax assets	2,316,257	¥ 1,926,197	¥ 1,849,408	¥ 1,104,859
Deferred tax assets for net operating losses	1,259,651
Valuation allowance on net operating losses carryforwards	¥ 967,677
Statutory income tax rate	25.00%	25.00%	25.00%
State administration of taxation, China
Operating losses carry forwards
Net operating losses carry forwards	¥ 4,898,179
Net operating losses carry forwards expire if unused by December 31, 2026	737,821
Net operating losses carry forwards expire if unused by December 31, 2027	940,179
Net operating losses carry forwards expire if unused by December 31, 2028	903,478
Net operating losses carry forwards expire if unused by December 31, 2029	1,176,956
Net operating losses carry forwards expire if unused by December 31, 2030	1,080,484
Net operating losses carry forwards expire if unused by December 31, 2031	0
Net operating losses carry forwards expire if unused by December 31, 2032	17,205
Net operating losses carry forwards expire if unused by December 31, 2033	14,809
Net operating losses carry forwards expire if unused by December 31, 2034	¥ 27,247
Statutory income tax rate	25.00%
Withholding tax for dividends distributed by a PRC-resident enterprise to its non-PRC-resident corporate investor (as a percent)	10.00%